Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	ay versus Performance Table

					Value of Initial Fixed $100 Investment Based On7:

Year	Summary Compensation Table Total for PEO[1,2]	Compensation Actually Paid to PEO[1,3,6]	Average Summary Compensation Table Total for Non-PEO NEOs[4]	Average Compensation Actually Paid to Non-PEO NEOs[5,6]	Total Shareholders Returns	Peer Group Total Shareholders Returns[8]	Net Income ($mm)	Share Price[9]
2024	$1,030,510	$43,002,694	$3,801,041	$7,294,318	$379	$173	$238	$157.81

2023	$1,029,620	$38,447,620	$3,520,153	$5,848,229	$243	$133	$146	$101.87

2022	$40,116,595	$53,986,595	$3,598,663	$3,982,497	$173	$118	$165	$73.69

2021	$1,015,000	$(31,601,946)	$4,146,658	$2,251,711	$172	$132	$190	$74.09

2020	$1,015,000	$98,109,055	$5,195,368	$12,727,694	$167	$98	$212	$75.25

Company Selected Measure Name	Share Price
Named Executive Officers, Footnote	1Our CEO, Mr. Taubman, is our Principal Executive Officer (PEO).4The amounts included in this column represent the average of the total compensation amounts disclosed in the Summary Compensation Table to Ms. Lee, Ms. Meates and Mr. Travin for fiscal years 2024, 2023, 2022, 2021 and 2020.When calculating amounts of “compensation actually paid” for purposes of this table:
(i)The fair value of RSU and LTIP unit awards was estimated as of the relevant valuation date in accordance with ASC Topic 718.
(ii)The fair value of performance awards was estimated using a Monte Carlo simulation for each valuation date for which the performance conditions were not fully satisfied, with the corresponding key assumptions described in Note 10 to our financial statements for the fiscal years ended December 31, 2022 and 2023.
Total shareholder return, including reinvestment of dividends, as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table as required by the Rule.
For purposes of the Rule, we have identified Share Price as our company-Selected Metric, based on the closing price of our Class A common stock on the last trading day of each year. Although Share Price is one important financial performance measure, among others, that our Compensation Committee considers when making compensation decisions with the intent of aligning compensation with company performance, our Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, our
Compensation Committee does not actually use any financial performance measure specifically to link executive compensation
	“actually paid” to company performance.
Peer Group Issuers, Footnote	8Total shareholder return for S&P 500 Financials Index.
PEO Total Compensation Amount	$ 1,030,510	$ 1,029,620	$ 40,116,595	$ 1,015,000	$ 1,015,000
PEO Actually Paid Compensation Amount	$ 43,002,694	38,447,620	53,986,595	(31,601,946)	98,109,055
Adjustment To PEO Compensation, Footnote	Compensation actually paid was calculated in accordance with the rules outlined under Item 402(v)(2)(iii) of Regulation S-K. The following table outlines adjustments made to the amounts reported for Mr. Taubman in the Summary Compensation Table.
Importantly, the amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Taubman during the applicable year.

Year	Grant Date Fair Value of Equity Awards Granted in the Year[a]	Change in Pension Value Deduction[b]	Pension Service Cost Addition[b]	Prior Pension Service Cost Addition[b]	Stock and Option Awards Adjustment[c]	Total Adjustments

2024	—	—	—	—	$41,972,184	$41,972,184

2023	—	—	—	—	$37,418,000	$37,418,000

2022	$(39,100,000)	—	—	—	$52,970,000	$13,870,000

2021	—	—	—	—	$(32,616,946)	$(32,616,946)

2020	—	—	—	—	$97,094,055	$97,094,055
(a)The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These values are subtracted for the purposes of the Pay versus
Performance calculation per the rules outlined under the Rule.
(b)Our CEO does not participate in any company pension plans, therefore compensation adjustment represented is zero.
(c)For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested In the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment

2024	—	$34,386,000	—	$7,586,184	—	—	$41,972,184

2023	—	$32,409,000	—	$5,009,000	—	—	$37,418,000

2022	$52,970,000	—	—	—	—	—	$52,970,000

2021	—	—	—	$72,954	$(32,689,900)	—	$(32,616,946)

2020	—	$28,841,015	—	$68,253,040	—	—	$97,094,055

Non-PEO NEO Average Total Compensation Amount	$ 3,801,041	3,520,153	3,598,663	4,146,658	5,195,368
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,294,318	5,848,229	3,982,497	2,251,711	12,727,694
Adjustment to Non-PEO NEO Compensation Footnote	5Average compensation actually paid for our non-CEO NEOs was calculated in accordance with the rules outlined under Item
402(v)(2)(iii) of Regulation S-K. The following adjustments were made to the amounts reported in the Summary Compensation
Table for our non-CEO NEOs. Importantly, the amounts do not reflect the actual average amount of compensation earned by, or paid to, our other Named Executive Officers as a group during the applicable year.

Year	Grant Date Fair Value of Equity Awards Granted In the Year[a]	Change in Pension Value Deduction[b]	Pension Service Cost Addition[b]	Prior Pension Service Cost Addition[b]	Stock and Option Awards Adjustment[c]	Total Adjustments

2024	$(1,143,664)	—	—	—	$4,636,942	$3,493,278

2023	$(1,209,966)	—	—	—	$3,538,042	$2,328,076

2022	$(1,404,576)	—	—	—	$1,788,410	$383,834

2021	$(1,044,991)	—	—	—	$(849,956)	$(1,894,947)

2020	$(1,225,368)	—	—	—	$8,757,694	$7,532,326

(a)The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These values are subtracted for the purposes of the Pay versus
Performance calculation per the rules outlined under the Rule.
(b)Our non-CEO NEOs do not participate in any company pension plans, therefore compensation adjustment represented is zero.
(c)For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested In the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment

2024	$1,839,232	$2,504,937	—	$292,773	—	—	$4,636,942

2023	$1,600,042	$1,501,018	—	$436,982	—	—	$3,538,042

2022	$1,902,824	$14,469	—	$(128,883)	—	—	$1,788,410

2021	$1,096,990	$34,214	—	$(105,511)	$(1,875,650)	—	$(849,956)

2020	$1,744,377	$2,555,994	—	$4,457,323	—	—	$8,757,694

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Pay and Company and Peer TSR
The following chart shows the relationship between (1) the compensation actually paid to our CEO and the average compensation actually paid to the non-CEO NEOs (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of our company for its last five completed fiscal years. The chart also provides a comparison of our company’s total shareholder return to
	the peer total shareholder return for the five-year period.
Compensation Actually Paid vs. Net Income	Relationship Between Pay and Company and Peer TSR
The following chart shows the relationship between (1) the compensation actually paid to our CEO and the average compensation actually paid to the non-CEO NEOs (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of our company for its last five completed fiscal years. The chart also provides a comparison of our company’s total shareholder return to the peer total shareholder return for the five-year period.
Relationship Between Pay and Net Income
The following chart shows the relationship between (1) the compensation actually paid to our CEO and the average compensation actually paid to the non-CEO NEOs (each as calculated pursuant to Item
	402(v)(2)(iii) of Regulation S-K) and (2) the net income of our company for the last five fiscal years.
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Pay and Company and Peer TSR
The following chart shows the relationship between (1) the compensation actually paid to our CEO and the average compensation actually paid to the non-CEO NEOs (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of our company for its last five completed fiscal years. The chart also provides a comparison of our company’s total shareholder return to the peer total shareholder return for the five-year period.
Relationship Between Pay and Share Price
The following chart shows the relationship between (1) the compensation actually paid to our CEO and the average compensation actually paid to the non-CEO NEOs (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) Share Price for the last five fiscal years.

Total Shareholder Return Vs Peer Group	Relationship Between Pay and Company and Peer TSR
The following chart shows the relationship between (1) the compensation actually paid to our CEO and the average compensation actually paid to the non-CEO NEOs (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of our company for its last five completed fiscal years. The chart also provides a comparison of our company’s total shareholder return to
	the peer total shareholder return for the five-year period.
Tabular List, Table	Tabular List: Performance Measures
In response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K, the following table outlines four key performance measures, which our Compensation Committee considered, among others, when making executive compensation decisions for the performance year 2024. These measures are listed in alphabetical order, not reflective of order of importance. Share price is included in the pay versus performance table as our company-selected measure given its inclusion as a performance measure in Mr. Taubman’s performance-based equity awards reflected in compensation actually paid.
Consistent with our long-term focus, each of these elements are reviewed through a multi-year lens and considering our company’s business mix versus our competitors.

Tabular List: Most Important Performance Measures

1.	Adjusted EPS

2.	Adjusted pre-tax income

3.	Revenue

4.	Share price

Total Shareholder Return Amount	$ 379	243	173	172	167
Peer Group Total Shareholder Return Amount	173	133	118	132	98
Net Income (Loss)	$ 238,000,000	$ 146,000,000	$ 165,000,000	$ 190,000,000	$ 212,000,000
Company Selected Measure Amount | $ / shares	157.81	101.87	73.69	74.09	75.25
PEO Name	Mr. Taubman	Mr. Taubman	Mr. Taubman	Mr. Taubman	Mr. Taubman
Additional 402(v) Disclosure	Pay versus Performance
The Compensation Discussion and Analysis section of this Proxy Statement sets forth the financial and other factors considered by our Compensation Committee when reviewing and setting the compensation of our CEO and other Named Executive Officers (“non-CEO NEOs”) for the 2024 performance year. Our executive compensation program considers company-wide financial measures to ensure alignment with shareholders, in addition to goals targeted to each of the Named Executive Officers. We seek to ensure that each Named Executive Officer has goals that are tied to tangible measures of business success as well as those that are focused on leadership and talent development. Rewards for our Executive Officers are structured to ensure a focus on the long-term success of our company. This is typically achieved by granting a significant portion of annual incentives in the form of restricted stock awards that vest over four years.
As required by Item 402(v) (the “Rule”) of Regulation S-K, the following sets forth information regarding compensation of our CEO and our non-CEO NEOs. In accordance with the Rule, the table below and the discussion that follows includes an amount referred to as “compensation actually paid” as defined in
Item 402(v)(2)(iii). The calculation of this amount includes, among other things, the revaluation of unvested and outstanding equity awards. In accordance with the Rule, the revaluation of stock and option awards includes, as applicable:
>the year-end fair value of the awards granted in the covered fiscal year (e.g., 2024) that are outstanding and unvested as of the end of the covered fiscal year;
>the change in fair value from the end of the prior fiscal year (e.g., 2024) to the end of the covered fiscal year with respect to any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year;
>the fair value, as of the vesting date, of any awards that were granted and vested in the same covered year and
>the change in fair value from the end of the prior fiscal year to the vesting date or forfeiture date with respect to any awards granted in prior years that vested or failed to vest, as applicable, in the covered fiscal year. Stock awards include the dollar amount of accrued dividend equivalents, if applicable.
Importantly, the actual value of compensation received by our CEO and non-CEO NEOs will depend upon our company’s stock price at point of vesting and whether service requirements are met.
Compensation actually paid to our CEO includes valuations in respect of awards granted at the spin-
off, with such units earned as a result of our company achieving certain share price thresholds. Specifically,
98% of the 2020 compensation actually paid value relates to the vesting of two tranches of Mr. Taubman’s
Earn-Out award for which share price hurdles were achieved during the year, in aggregate equating to stock price appreciation of more than 300% from inception. The final tranche of Mr. Taubman's Earn-Out award failed to meet the share price hurdle within the required time frame, which would have required share price appreciation of 376% since inception. Accordingly, 2021 compensation actually paid includes value attributed to the forfeiture of this final tranche.
For 2022, the values represent the Performance LTIP Units granted to Mr. Taubman on February 10,
2022 that generally vest over a five-year period contingent on the achievement of significant performance hurdles and Mr. Taubman’s continued employment with our company for five years from grant. Our company does not currently anticipate paying Mr. Taubman any further equity incentive compensation through the end of 2026. These Performance LTIP Units are intended to reward performance on a multi-year basis and in a manner that is fully aligned with shareholders.
For 2023 and 2024, the values reflect 100% of Performance LTIP Units that vested on the basis of achieving the applicable performance hurdle of a 20-day VWAP and having satisfied the first and second service conditions respectively.
	The amounts included in this column are the total compensation amounts disclosed in the Summary Compensation Table for each of the years included.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted pre-tax income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Share price
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 41,972,184	$ 37,418,000	$ 13,870,000	$ (32,616,946)	$ 97,094,055
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(39,100,000)	0	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,972,184	37,418,000	52,970,000	(32,616,946)	97,094,055
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	52,970,000	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,386,000	32,409,000	0	0	28,841,015
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,586,184	5,009,000	0	72,954	68,253,040
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(32,689,900)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,493,278	2,328,076	383,834	(1,894,947)	7,532,326
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,143,664)	(1,209,966)	(1,404,576)	(1,044,991)	(1,225,368)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,636,942	3,538,042	1,788,410	(849,956)	8,757,694
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,839,232	1,600,042	1,902,824	1,096,990	1,744,377
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,504,937	1,501,018	14,469	34,214	2,555,994
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,773	436,982	(128,883)	(105,511)	4,457,323
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(1,875,650)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0